Property, Plant and Equipment (Details 1) - ILS (₪) ₪ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Net book value		₪ 711,906
Freehold Rights [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value		711,906
Leasehold Rights [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value